Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,642,857
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 22,999,998.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	The registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $115,000,000 on a Registration Statement on Form S-1 (File No. 333-294725), which was declared effective by the Securities and Exchange Commission on April 22, 2026. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum aggregate offering price of $22,999,998 is hereby registered, which includes the shares of common stock issuable upon exercise of the underwriters’ option to purchase additional shares.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.